UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	03/31/17

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Short-Intermediate Municipal Bond Fund

ANNUAL REPORT March 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Short-Intermediate Municipal Bond Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Short-Intermediate Municipal Bond Fund, covering the 12-month period from April 1, 2016 through March 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly over the past year while bonds produced mixed returns in response to various economic and political developments. Equities began the reporting period with a sustained rebound from previous weakness when global economic data improved, commodity prices recovered, and U.S. monetary policymakers delayed additional rate hikes. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. The unexpected outcome of U.S. elections in early November sent stocks sharply higher in anticipation of new fiscal, regulatory, and tax policies, enabling most broad measures of stock market performance to post double-digit returns for the full year.

In the bond market, yields of high-quality government bonds moved lower over the first half of the reporting period due to robust investor demand for current income, but yields subsequently surged higher in response to two short-term rate hikes and amid expectations of higher longer-term interest rates. In contrast, lower rated corporate-backed bonds generally fared well in anticipation of a more business-friendly political climate.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
April 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from April 1, 2016 through March 31, 2017, as provided by Thomas Casey and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended March 31, 2017, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of -0.05%, Class D shares returned 0.02%, Class I shares returned 0.20%, and Class Y shares returned 0.20%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) (the “Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of 0.57% for the same period.2

The Index generally produced flat returns during the reporting period amid rising interest rates, changing supply-and-demand dynamics, and political uncertainty. The fund produced returns that were lower than the Index.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus at the time of purchase. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest-rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Political and Technical Factors Fueled Market Volatility

Municipal bonds began the reporting period on a positive note as market sentiment improved amid rebounding commodity prices, subdued inflationary pressures, and indications that the Federal Reserve Board would delay expected short-term rate hikes. Income-oriented investors reached for competitive after-tax yields in the low-interest-rate environment, driving municipal bond prices higher.

The rally persisted into the summer of 2016, when issuers came to market with a flood of new municipal securities. Market declines accelerated in November after the unexpected election of a new presidential administration, which sparked uncertainty regarding potential changes in tax policy. Short- and intermediate-term municipal bonds subsequently recouped their previous losses when supply-and-demand imbalances moderated and investors recognized that tax reform will take time and political capital to enact. In contrast, longer-term municipal bonds lost a degree of value over the reporting period.

DISCUSSION OF FUND PERFORMANCE (continued)

Credit conditions remained sound for most municipal bond issuers. Several states and municipalities are facing pressure from underfunded pension systems, but most have benefited from rising tax revenues and balanced operating budgets.

Higher-Yielding Securities Supported Fund Results

The fund’s relative performance during the reporting period was enhanced by an emphasis on higher-yielding securities, including revenue-backed bonds, and a correspondingly underweighted position in lower-yielding securities, such as general obligation bonds. This strategy enabled the fund to maintain a yield advantage over the Index. The fund achieved particularly favorable income contributions from revenue bonds backed by hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies.

The benefits of our security selection strategy were balanced by mild shortfalls in our interest-rate strategy. A relatively long average duration proved supportive during market rallies, but the same positioning made the fund more sensitive to rising interest rates after the election in November. In addition, our bias toward higher-quality bonds and underweighted exposure to securities with credit ratings at the lower end of the investment-grade spectrum limited the fund’s participation in some of the stronger areas of the market.

Near-Term Challenges May Create Long-Term Opportunities

The national municipal bond market recently has shown signs of renewed strength. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective. However, we are aware that seasonal factors tend to weigh on market averages in the spring, when selling pressure increases to raise cash for income tax payments. Therefore, we are watchful for opportunities to take advantage of bouts of market volatility by purchasing municipal bonds from fundamentally sound issuers at more attractive prices.

As of the end of the reporting period, we have maintained the fund’s emphasis on higher-yielding revenue-backed municipal bonds. We also have retained relatively light exposure to general obligation bonds, particularly from states and municipalities that are struggling with public pension funding shortfalls. We have continued to set the fund’s average duration in a modestly long position.

April 17, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Class D, I, and Y shares are not subject to any initial or deferred sales charge. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until August 1, 2018, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2  Source: Lipper Inc. — The Bloomberg Barclays Municipal: 3 Year Index (2-4) covers the USD-denominated 2-4 year tax-exempt bond market. Investors cannot invest directly in any index.

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund Class A shares, Class D shares, Class I shares and Class Y shares and Bloomberg Barclays Municipal Bond: 3 Year Index
(2-4) (the “Index”)

†  Source: Lipper Inc.

††  The total return figures presented for Class A shares of the fund reflect the performance of the fund’s Class D shares for the period prior to 8/3/09 (the inception date for Class A shares), adjusted to reflect the applicable sales load for this share class.

The total return figures presented for Class I shares of the fund reflect the performance of the fund’s Class D shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return figures presented for Class Y shares of the fund reflect the performance of the fund’s Class D shares for the period prior to 7/1/13 (the inception date for Class Y shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class D, Class I and Class Y shares of Dreyfus Short-Intermediate Municipal Bond Fund on 3/31/07 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index covers the USD-denominated 2-4 year tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 3/31/17
	Inception Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (2.5%)	8/3/09	-2.52%	0.16%	1.80%†
without sales charge	8/3/09	-0.05%	0.66%	2.05%†
Class D shares	4/30/87	0.02%	0.82%	2.16%
Class I shares	12/15/08	0.20%	0.92%	2.26%†
Class Y shares	7/1/13	0.20%	0.92%†	2.22%†
Bloomberg Barclays Municipal Bond: 3 Year Index (2-4)		0.57%	1.23%	2.74%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†  The total return performance figures presented for Class A shares of the fund reflect the performance of the fund’s Class D shares for the period prior to 8/3/09 (the inception date for Class A shares), adjusted to reflect the applicable sales load for this share class.

The total return performance figures presented for Class I shares of the fund reflect the performance of the fund’s Class D shares for the period prior to 12/15/08 (the inception date for Class I shares).

The total return performance figures presented for Class Y shares of the fund reflect the performance of the fund’s Class D shares for the period prior to 7/1/13 (the inception date for Class Y shares).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from October 1, 2016 to March 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2017
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.68	$2.94	$2.44	$2.44
Ending value (after expenses)	$996.20	$997.00	$997.40	$997.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2017
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.73	$2.97	$2.47	$2.47
Ending value (after expenses)	$1,021.24	$1,021.99	$1,022.49	$1,022.49

† Expenses are equal to the fund’s annualized expense ratio of .74% for Class A, .59% for Class D, .49% for Class I and .49% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2017

Long-Term Municipal Investments - 99.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Alabama - 1.1%
Alabama Public School and College Authority, Capital Improvement Revenue	5.00	1/1/19	5,000,000	5,345,100
Arizona - 3.6%
Arizona School Facilities Board, COP	5.00	9/1/20	2,500,000	2,792,375
Phoenix Civic Improvement Corporation, Junior Lien Wastewater System Revenue	5.00	7/1/18	1,150,000	1,208,604
Phoenix Civic Improvement Corporation, Junior Lien Wastewater System Revenue	5.00	7/1/21	3,880,000	4,443,919
Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Revenue	5.00	1/1/21	5,000,000	5,672,900
Tucson, Water System Revenue	5.00	7/1/20	3,000,000	3,344,940
				17,462,738
Arkansas - .2%
Arkansas Development Finance Authority, HR (Washington Regional Medical Center)	5.00	2/1/20	1,070,000	1,168,740
California - 3.6%
California, GO (Various Purpose)	5.00	12/1/19	3,105,000	3,419,412
California State Public Works Board, LR (Judicial Council of California) (New Stockton Courthouse)	5.00	10/1/19	1,500,000	1,642,485
California State Public Works Board, LR (Various Capital Projects)	5.00	11/1/21	1,050,000	1,208,120
Golden State Tobacco Securitization Corporation, Revenue	5.00	6/1/21	2,700,000	3,039,363
Los Angeles Department of Airports, Subordinate Revenue (Los Angeles International Airport)	5.00	5/15/22	1,000,000	1,149,800
Los Angeles Harbor Department, Revenue	5.00	8/1/21	3,400,000	3,894,258
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/17	1,430,000	1,451,865
University of California Regents, General Revenue	5.00	5/15/20	1,500,000	1,677,120
				17,482,423
Colorado - 1.4%
City and County of Denver, Airport System Subordinate Revenue	5.00	11/15/18	1,180,000	1,249,797
Colorado Educational and Cultural Facilities Authority, Revenue (Johnson and Wales University Project)	5.00	4/1/18	2,000,000	2,072,160

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Colorado - 1.4% (continued)
Platte River Power Authority, Power Revenue	5.00	6/1/20	3,220,000	3,597,255
				6,919,212
Connecticut - 1.4%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	4.00	9/1/18	2,750,000	2,865,335
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/19	1,500,000	1,630,620
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	9/1/21	2,000,000	2,283,560
				6,779,515
District of Columbia - .3%
District of Columbia, Income Tax Secured Revenue	5.00	12/1/20	1,460,000	1,600,832
Florida - 10.3%
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/20	5,700,000	6,255,864
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,400,950
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/20	6,950,000	7,697,472
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/19	3,270,000	3,554,882
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/20	1,850,000	2,070,872
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue	5.00	10/1/20	1,000,000	1,117,450
Greater Orlando Aviation Authority, Airport Facilities Revenue	5.00	10/1/20	1,000,000	1,110,220
Hillsborough County, Solid Waste and Resource Recovery Revenue	5.00	9/1/21	1,240,000	1,396,265
Lee County, Solid Waste System Revenue	5.00	10/1/21	3,150,000	3,528,756
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/19	1,200,000	1,308,864
Miami-Dade County, Aviation Revenue	5.00	10/1/20	3,100,000	3,441,682
Orlando Utilities Commission, Utility System Revenue	5.00	10/1/21	2,400,000	2,760,216
Orlando Utilities Commission, Utility System Revenue	5.25	10/1/21	1,660,000	1,927,127

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Florida - 10.3% (continued)
Orlando-Orange County Expressway Authority, Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/21	4,710,000	5,270,725
Palm Beach County Health Facilities Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/21	1,500,000	1,667,895
South Florida Water Management District, COP (Master Lease Purchase Agreement)	5.00	10/1/20	1,500,000	1,678,350
				50,187,590
Georgia - 3.2%
Clarke County Hospital Authority, RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/20	1,800,000	2,001,492
Clarke County Hospital Authority, RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/21	2,000,000	2,275,620
Gwinnett County School District, Sales Tax GO	5.00	8/1/20	4,000,000	4,491,840
Main Street Natural Gas, Inc., Gas Project Revenue (Guaranty Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,132,780
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,450,242
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,137,040
				15,489,014
Illinois - 8.2%
Chicago, Customer Facility Charge Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/18	1,105,000	1,136,747
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/21	1,795,000	2,012,751
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/20	1,985,000	2,137,428
Chicago, Second Lien Water Revenue	4.25	11/1/18	1,050,000	1,096,683
Chicago, Second Lien Water Revenue	5.00	11/1/20	1,000,000	1,099,560
Greater Chicago Metropolitan Water Reclamation District, GO	5.00	12/1/19	1,700,000	1,864,917
Greater Chicago Metropolitan Water Reclamation District, GO	5.00	12/1/20	1,850,000	2,079,289
Illinois, Sales Tax Revenue (Build Illinois Bonds)	5.00	6/15/17	5,570,000	5,617,345
Illinois, Sales Tax Revenue (Build Illinois Bonds) (Insured; National Public Finance Guarantee Corp.)	5.75	6/15/18	2,930,000	3,089,011

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 8.2% (continued)
Illinois Finance Authority, Revenue (OFS Healthcare System)	5.00	11/15/20	2,405,000	2,681,719
Illinois Finance Authority, Revenue (The University of Chicago)	5.00	10/1/20	1,200,000	1,346,388
Illinois Finance Authority, Revenue (The University of Chicago)	5.00	10/1/20	2,590,000	2,905,954
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/20	3,675,000	3,957,277
Northern Illinois Municipal Power Agency, Power Project Revenue (Prairie State Project)	5.00	12/1/20	1,000,000	1,102,720
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.00	6/1/18	5,500,000	5,738,040
Springfield, Senior Lien Electric Revenue	5.00	3/1/20	2,000,000	2,188,620
				40,054,449
Indiana - 1.5%
Indianapolis Local Public Improvement Bond Bank, Revenue (Indianapolis Airport Authority Project)	5.00	1/1/21	3,870,000	4,340,940
Richmond Hospital Authority, Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000	1,084,890
Rockport, PCR (Indiana Michigan Power Company Project)	1.75	6/1/18	2,000,000	2,006,780
				7,432,610
Louisiana - 1.8%
East Baton Rouge Sewerage Commission, Revenue	5.00	2/1/20	1,000,000	1,099,540
Louisiana Citizens Property Insurance Corporation, Assessment Revenue	5.00	6/1/20	3,100,000	3,413,658
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,411,925
				8,925,123
Maryland - 1.5%
Maryland, GO (State and Local Facilities Loan)	5.25	8/1/20	5,000,000	5,655,500
Maryland Health and Higher Educational Facilities Authority, Revenue (University of Maryland Medical System Issue)	5.00	7/1/22	1,600,000	1,835,936
				7,491,436
Massachusetts - .2%
Massachusetts Development Finance Agency, Revenue (Suffolk University)	5.00	7/1/21	750,000	838,245
Michigan - 4.4%
Michigan Building Authority, Revenue (Facilities Program)	5.00	4/15/20	2,200,000	2,441,032

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Michigan - 4.4% (continued)
Michigan Finance Authority, HR (Henry Ford Health System)	5.00	11/15/21	1,125,000	1,268,246
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/20	1,000,000	1,103,220
Michigan Finance Authority, Local Government Loan Program Revenue (School District of the City of Detroit State Qualified Unlimited Tax GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,559,102
Michigan Finance Authority, Student Loan Revenue	5.00	11/1/19	1,600,000	1,714,080
Michigan Finance Authority, Unemployment Obligation Assessment Revenue	5.00	1/1/21	3,000,000	3,251,580
University of Michigan Regents, General Revenue	5.00	4/1/21	1,450,000	1,656,031
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/19	5,000,000	5,411,900
				21,405,191
Minnesota - .2%
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/20	1,100,000	1,208,317
Missouri - 2.2%
Kansas City, Sanitary Sewer System Improvement Revenue	4.00	1/1/21	1,000,000	1,095,800
Missouri Development Finance Board, Infrastructure Facilities Revenue (Branson Landing Project)	5.00	6/1/20	3,960,000	4,353,386
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (Saint Luke's Health System, Inc.)	5.00	11/15/20	1,070,000	1,192,322
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Iatan 2 Project)	4.00	1/1/19	1,500,000	1,574,640
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Prairie State Project)	5.00	12/1/19	2,335,000	2,559,253
				10,775,401
Nebraska - .7%
Omaha Public Power District, Electric System Revenue	5.00	2/1/19	3,150,000	3,375,383

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nevada - 2.5%
Clark County, Limited Tax GO Bond Bank Bonds (Additionally Secured by Pledged Revenues)	5.00	11/1/21	3,100,000		3,567,821
Clark County School District, Limited Tax GO	5.00	6/15/21	3,500,000		3,973,830
Nevada, Highway Revenue (Motor Vehicle Fuel Tax)	4.00	12/1/17	2,000,000		2,042,700
Nevada, Unemployment Compensation Fund Special Revenue	5.00	6/1/18	2,500,000		2,569,850
				12,154,201
New Jersey - 4.3%
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.00	6/15/17	2,000,000		2,013,180
New Jersey Economic Development Authority, Revenue	5.00	6/15/21	1,300,000		1,385,176
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	6/15/20	1,275,000		1,352,240
New Jersey Educational Facilities Authority, Higher Education Facilities Trust Fund Revenue	5.00	6/15/19	1,980,000		2,081,614
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue)	5.00	7/1/21	2,190,000		2,428,973
New Jersey Health Care Facilities Financing Authority, Revenue (Atlantic Health System Hospital Corporation Issue)	5.00	7/1/20	2,000,000		2,219,840
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,248,670
New Jersey Turnpike Authority, Turnpike Revenue	1.46	1/1/18	2,500,000	[a]	2,499,075
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/19	3,720,000		3,970,058
				21,198,826
New Mexico - 2.4%
Albuquerque, GO (General Purpose Bonds)	5.00	7/1/20	4,000,000		4,476,200
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Revenue	5.00	7/1/20	1,675,000		1,876,117
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue	1.05	8/1/17	5,395,000	[a]	5,398,345
				11,750,662
New York - 14.9%
Long Island Power Authority, Electric System General Revenue	1.43	11/1/18	2,500,000	[a]	2,508,550

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 14.9% (continued)
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/19	4,330,000		4,758,757
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/20	1,500,000		1,691,190
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/20	1,500,000		1,691,190
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/21	1,000,000		1,150,170
Nassau County, GO (General Improvement)	5.00	1/1/20	5,000,000		5,492,350
New York City, GO	5.00	8/1/18	2,500,000		2,633,325
New York City, GO	5.00	8/1/19	5,750,000		6,258,817
New York City, GO	5.00	8/1/20	3,830,000		4,283,625
New York City Industrial Development Agency, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000		2,015,640
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/20	1,500,000		1,676,745
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/19	3,535,000		3,794,858
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/19	2,500,000		2,683,775
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/20	5,375,000		5,963,240
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/20	4,000,000		4,445,160
New York State Thruway Authority, General Revenue Junior Indebtedness Obligations	5.00	5/1/19	3,000,000		3,236,430
New York Transportation Development Corporation, Special Facility Revenue (Terminal One Group Association, L.P. Project)	5.00	1/1/19	5,000,000		5,308,200
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000		3,791,986
Port Authority of New York and New Jersey, (Consolidated Bonds, 195th Series)	5.00	10/1/21	2,500,000		2,850,100
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	0.88	12/3/19	5,000,000	[a]	4,963,650
TSASC, Inc. of New York, Subordinate Tobacco Settlement Bonds	5.00	6/1/20	1,500,000		1,608,465
				72,806,223
North Carolina - .6%
Charlotte, Water and Sewer System Revenue	5.00	7/1/20	2,400,000		2,688,984

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Ohio - .3%
Franklin County, Hospital Facilities Improvement Revenue (OhioHealth Corporation)	5.00	5/15/21	1,275,000	1,446,602
Oklahoma - .3%
Oklahoma Turnpike Authority, Oklahoma Turnpike System Second Senior Revenue	5.00	1/1/21	1,275,000	1,439,093
Pennsylvania - 3.5%
Pennsylvania Economic Development Financing Authority, Revenue (University of Pittsburgh Medical Center)	4.00	3/15/20	1,700,000	1,828,724
Pennsylvania Economic Development Financing Authority, Revenue (University of Pittsburgh Medical Center)	5.00	2/1/22	1,665,000	1,911,969
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/21	2,135,000	2,399,014
Philadelphia, Gas Works Revenue	5.00	8/1/20	4,335,000	4,779,468
Philadelphia, Gas Works Revenue	5.00	10/1/21	1,200,000	1,351,416
Philadelphia School District, GO	5.00	9/1/21	4,250,000	4,575,720
				16,846,311
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Lifespan Obligation Group Issue)	5.00	5/15/21	2,250,000	2,477,138
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/20	2,020,000	2,192,569
				4,669,707
Tennessee - 1.9%
Metropolitan Government of Nashville and Davidson County, GO	5.00	7/1/20	1,920,000	2,147,270
Tennessee Energy Acquisition Corporation, Gas Project Revenue	5.25	9/1/21	2,000,000	2,234,800
Tennessee Energy Acquisition Corporation, Gas Project Revenue (Guaranteed Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000	3,175,485
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds	5.00	11/1/19	1,350,000	1,482,854
				9,040,409
Texas - 13.7%
Arlington Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/19	1,295,000	1,390,144
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/21	1,000,000	1,108,600

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 13.7% (continued)
Dallas and Fort Worth, Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/18	1,000,000		1,061,680
Dallas County, Combination Tax and Parking Garage Revenue Certificates of Obligation	5.00	8/15/20	5,000,000		5,611,950
Denton, Utility System Revenue	5.00	12/1/21	1,250,000		1,431,650
Dickinson Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/20	3,260,000		3,607,223
Harris County-Houston Sports Authority, Senior Lien Revenue	5.00	11/15/19	1,500,000		1,633,980
Houston, Combined Utility System First Lien Revenue	5.00	11/15/19	1,380,000		1,516,454
Houston, Combined Utility System First Lien Revenue	1.81	5/1/20	5,000,000	[a]	4,992,950
Houston, Public Improvement GO	5.00	3/1/18	5,000,000		5,186,550
Houston, Public Improvement GO	5.00	3/1/20	2,800,000		3,094,140
Houston Convention and Entertainment Facilities Department, Hotel Occupancy Tax and Special Revenue	5.00	9/1/20	1,000,000		1,112,230
Love Field Airport Modernization Corporation, General Airport Revenue	5.00	11/1/20	1,000,000		1,111,150
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	4.00	5/15/20	1,000,000		1,078,210
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/20	1,075,000		1,191,788
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/20	2,000,000		2,196,380
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/21	1,000,000		1,124,410
North Texas Tollway Authority, Second Tier System Revenue	5.00	1/1/20	1,025,000		1,119,239
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/21	2,040,000		2,318,317
Rockwall, Improvement GO	5.00	8/1/20	4,695,000		5,241,263
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/20	6,000,000		6,625,440
San Antonio, Water System Junior Lien Revenue	5.00	5/15/19	1,000,000		1,080,760
Texas, GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000		4,713,198

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Texas - 13.7% (continued)
Texas Transportation Commission, State Highway Fund First Tier Revenue	5.00	10/1/20	3,000,000	3,377,460
Texas Transportation Commission, State Highway Fund First Tier Revenue	5.00	10/1/21	2,000,000	2,305,840
Waco, Combination Tax and Revenue Certificates of Obligation	5.00	2/1/20	1,500,000	1,657,695
				66,888,701
Utah - .9%
Intermountain Power Agency, Subordinated Power Supply Revenue	5.00	7/1/19	2,000,000	2,166,780
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/22	2,000,000	2,298,140
				4,464,920
Virginia - 1.8%
Fairfax County Industrial Development Authority, Health Care Revenue (Inova Health System Project)	5.00	5/15/21	1,000,000	1,135,440
Richmond, Public Utility Revenue	5.00	1/15/20	6,900,000	7,619,670
				8,755,110
Washington - 4.5%
Energy Northwest, Electric Revenue (Columbia Generating Station)	5.00	7/1/18	5,000,000	5,254,800
King County School District, GO (Bellevue School District Number 405)	5.00	12/1/21	1,550,000	1,793,443
Port of Seattle, Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,313,890
Seattle, Municipal Light and Power Revenue	5.00	4/1/20	2,000,000	2,222,040
Seattle, Water System Improvement Revenue	5.00	5/1/20	2,500,000	2,784,025
Tobacco Settlement Authority of Washington, Tobacco Settlement Revenue	5.00	6/1/18	3,650,000	3,812,096
Washington, GO (Various Purpose)	5.00	7/1/20	2,465,000	2,757,620
				21,937,914
Wisconsin - 1.1%
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/20	2,000,000	2,186,820

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal Investments - 99.5% (continued)	Coupon Rate (%)	Maturity Date	PrincipalAmount ($)	Value ($)
Wisconsin - 1.1% (continued)
Wisconsin, GO	5.00	5/1/19	3,000,000	3,245,280
				5,432,100
Total Investments (cost $484,570,381)			99.5%	485,461,082
Cash and Receivables (Net)			0.5%	2,358,754
Net Assets			100.0%	487,819,836

a Variable rate security—rate shown is the interest rate in effect at period end.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	20.8
Utility-Electric	15.7
Education	8.2
City	8.0
Special Tax	7.0
Utility-Water and Sewer	6.8
Health Care	5.4
County	5.2
State/Territory	5.1
Lease	1.4
Resource Recovery	1.0
Industrial	.2
Other	14.7
99.5

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	484,570,381	485,461,082
Interest receivable		5,622,169
Receivable for shares of Beneficial Interest subscribed		1,463,965
Prepaid expenses		34,754
		492,581,970
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		224,483
Cash overdraft due to Custodian		108,677
Payable for investment securities purchased		3,869,574
Payable for shares of Beneficial Interest redeemed		468,952
Accrued expenses		90,448
		4,762,134
Net Assets ($)		487,819,836
Composition of Net Assets ($):
Paid-in capital		486,929,135
Accumulated net unrealized appreciation (depreciation) on investments		890,701
Net Assets ($)		487,819,836

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	58,713,996	272,002,637	157,048,550	54,653
Shares Outstanding	4,545,735	21,064,408	12,157,385	4,231
Net Asset Value Per Share ($)	12.92	12.91	12.92	12.92

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended March 31, 2017

Investment Income ($):
Interest Income	7,008,008
Expenses:
Management fee—Note 3(a)	2,426,098
Shareholder servicing costs—Note 3(c)	302,412
Distribution fees—Note 3(b)	294,636
Trustees’ fees and expenses—Note 3(d)	133,374
Registration fees	123,320
Professional fees	104,148
Custodian fees—Note 3(c)	21,629
Prospectus and shareholders’ reports	19,486
Loan commitment fees—Note 2	11,957
Miscellaneous	52,057
Total Expenses	3,489,117
Less—reduction in expenses due to undertaking—Note 3(a)	(646,835)
Less—reduction in fees due to earnings credits—Note 3(c)	(2,473)
Net Expenses	2,839,809
Investment Income—Net	4,168,199
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	319,021
Net unrealized appreciation (depreciation) on investments	(3,880,767)
Net Realized and Unrealized Gain (Loss) on Investments	(3,561,746)
Net Increase in Net Assets Resulting from Operations	606,453

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2017	2016
Operations ($):
Investment income—net	4,168,199	3,440,716
Net realized gain (loss) on investments	319,021	614,552
Net unrealized appreciation (depreciation) on investments	(3,880,767)	1,350,901
Net Increase (Decrease) in Net Assets Resulting from Operations	606,453	5,406,169
Distributions to Shareholders from ($):
Investment income—net:
Class A	(434,296)	(361,209)
Class D	(2,506,821)	(2,372,786)
Class I	(1,226,511)	(706,051)
Class Y	(571)	(670)
Net realized gain on investments:
Class A	(59,989)	(174,232)
Class D	(272,116)	(807,773)
Class I	(147,181)	(242,138)
Class Y	(54)	(185)
Total Distributions	(4,647,539)	(4,665,044)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	34,125,565	39,111,327
Class D	50,237,494	50,925,958
Class I	131,444,875	156,974,903
Distributions reinvested:
Class A	353,451	347,350
Class D	2,553,869	2,929,471
Class I	545,161	379,518
Class Y	44	154
Cost of shares redeemed:
Class A	(43,448,498)	(12,167,747)
Class D	(85,947,153)	(80,651,770)
Class I	(110,416,606)	(59,687,731)
Class Y	(15,000)	(25,000)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(20,566,798)	98,136,433
Total Increase (Decrease) in Net Assets	(24,607,884)	98,877,558
Net Assets ($):
Beginning of Period	512,427,720	413,550,162
End of Period	487,819,836	512,427,720

	Year Ended March 31,
	2017	2016
Capital Share Transactions (Shares):
Class A
Shares sold	2,649,748	3,011,090
Shares issued for distributions reinvested	27,317	26,705
Shares redeemed	(3,360,803)	(935,894)
Net Increase (Decrease) in Shares Outstanding	(683,738)	2,101,901
Class Da
Shares sold	3,867,079	3,914,337
Shares issued for distributions reinvested	197,201	225,290
Shares redeemed	(6,638,977)	(6,202,912)
Net Increase (Decrease) in Shares Outstanding	(2,574,697)	(2,063,285)
Class Ia
Shares sold	10,160,841	12,070,513
Shares issued for distributions reinvested	42,094	29,157
Shares redeemed	(8,498,739)	(4,576,467)
Net Increase (Decrease) in Shares Outstanding	1,704,196	7,523,203
Class Y
Shares issued for distributions reinvested	4	12
Shares redeemed	(1,151)	(1,922)
Net Increase (Decrease) in Shares Outstanding	(1,147)	(1,910)

[a]	During the period ended March 31, 2017, 5,644 Class D shares representing $72,693 were exchanged for 5,644 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended March 31,
Class A Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.03	13.02	13.05	13.23	13.28
Investment Operations:
Investment income—net[a]	.09	.08	.08	.11	.14
Net realized and unrealized gain (loss) on investments	(.10)	.04	.04	(.06)	.02
Total from Investment Operations	(.01)	.12	.12	.05	.16
Distributions:
Dividends from investment income—net	(.09)	(.08)	(.08)	(.11)	(.14)
Dividends from net realized gain on investments	(.01)	(.03)	(.07)	(.12)	(.07)
Total Distributions	(.10)	(.11)	(.15)	(.23)	(.21)
Net asset value, end of period	12.92	13.03	13.02	13.05	13.23
Total Return (%)[b]	(.05)	.95	.87	.43	1.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.86	.87	.84	.84
Ratio of net expenses to average net assets	.74	.74	.74	.74	.79
Ratio of net investment income to average net assets	.70	.61	.59	.82	1.06
Portfolio Turnover Rate	33.17	20.92	32.84	34.38	27.16
Net Assets, end of period ($ x 1,000)	58,714	68,148	40,721	49,911	61,862

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

	Year Ended March 31,
Class D Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.03	13.02	13.05	13.23	13.27
Investment Operations:
Investment income—net[a]	.11	.10	.10	.13	.16
Net realized and unrealized gain (loss) on investments	(.11)	.04	.04	(.06)	.03
Total from Investment Operations	-	.14	.14	.07	.19
Distributions:
Dividends from investment income—net	(.11)	(.10)	(.10)	(.13)	(.16)
Dividends from net realized gain on investments	(.01)	(.03)	(.07)	(.12)	(.07)
Total Distributions	(.12)	(.13)	(.17)	(.25)	(.23)
Net asset value, end of period	12.91	13.03	13.02	13.05	13.23
Total Return (%)	.02	1.10	1.02	.58	1.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.72	.72	.70	.69
Ratio of net expenses to average net assets	.59	.59	.59	.59	.64
Ratio of net investment income to average net assets	.85	.75	.74	.97	1.22
Portfolio Turnover Rate	33.17	20.92	32.84	34.38	27.16
Net Assets, end of period ($ x 1,000)	272,003	307,975	334,580	385,943	476,785

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended March 31,
Class I Shares	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.03	13.02	13.05	13.23	13.28
Investment Operations:
Investment income—net[a]	.12	.11	.11	.14	.18
Net realized and unrealized gain (loss) on investments	(.10)	.04	.04	(.06)	.01
Total from Investment Operations	.02	.15	.15	.08	.19
Distributions:
Dividends from investment income—net	(.12)	(.11)	(.11)	(.14)	(.17)
Dividends from net realized gain on investments	(.01)	(.03)	(.07)	(.12)	(.07)
Total Distributions	(.13)	(.14)	(.18)	(.26)	(.24)
Net asset value, end of period	12.92	13.03	13.02	13.05	13.23
Total Return (%)	.20	1.20	1.12	.60	1.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	.64	.65	.63	.61
Ratio of net expenses to average net assets	.49	.49	.49	.49	.55
Ratio of net investment income to average net assets	.96	.85	.84	1.06	1.31
Portfolio Turnover Rate	33.17	20.92	32.84	34.38	27.16
Net Assets, end of period ($ x 1,000)	157,049	136,235	38,154	36,159	30,305

a Based on average shares outstanding.

See notes to financial statements.

	Year Ended March 31,
Class Y Shares	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.03	13.02	13.05	13.08
Investment Operations:
Investment income—net[b]	.12	.11	.11	.11
Net realized and unrealized gain (loss) on investments	(.10)	.04	.04	.09
Total from Investment Operations	.02	.15	.15	.20
Distributions:
Dividends from investment income—net	(.12)	(.11)	(.11)	(.11)
Dividends from net realized gain on investments	(.01)	(.03)	(.07)	(.12)
Total Distributions	(.13)	(.14)	(.18)	(.23)
Net asset value, end of period	12.92	13.03	13.02	13.05
Total Return (%)	.20	1.21	1.13	1.53[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.65	.70	.55[d]
Ratio of net expenses to average net assets	.49	.49	.49	.49[d]
Ratio of net investment income to average net assets	.95	.85	.83	1.14[d]
Portfolio Turnover Rate	33.17	20.92	32.84	34.38
Net Assets, end of period ($ x 1,000)	55	70	95	1

a From July 1, 2013 (commencement of initial offering) to March 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I, Class Y and Class T. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority

NOTES TO FINANCIAL STATEMENTS (continued)

of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	–	485,461,082	–	485,461,082

† See Statement of Investments for additional detailed categorizations.

At March 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2017, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $268,913 and unrealized appreciation $890,701.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2017 and March 31, 2016 were as follows: tax-exempt income $4,169,714 and $3,440,716, ordinary income $97,559 and $184,511, and long-term capital gains $380,266 and $1,039,817, respectively.

During the period ended March 31, 2017, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated net realized gain (loss) on investments by $1,516 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Effective as of May 1, 2017, the Board approved a reduction in the management fee to an annual rate of .30% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from April 1, 2016 through April 30, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .49% of the value of the fund’s average daily net assets. Dreyfus has also contractually agreed, from May 1, 2017 through August 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding certain expenses as described above) exceed .39% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $646,835 during the period ended March 31, 2017.

During the period ended March 31, 2017, the Distributor retained $1,494 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. During the period ended March 31, 2017, Class D shares were charged $294,636 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2017, Class A shares were charged $155,641, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2017, the fund was charged $68,807 for transfer agency services and $3,735 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,473.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2017, the fund was charged $21,629 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended March 31, 2017, the fund was charged $1,937 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended March 31, 2017, the fund was charged $11,404 for services performed by the Chief Compliance Officer and his staff.

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $208,787, Distribution Plan fees $23,193, Shareholder Services Plan fees $12,739, custodian fees $10,690, Chief Compliance Officer fees $5,777 and transfer agency fees $13,516, which are offset against an expense reimbursement currently in effect in the amount of $50,219.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2017, amounted to $159,310,309 and $158,721,400, respectively.

At March 31, 2017, the cost of investments for federal income tax purposes was $484,570,381; accordingly, accumulated net unrealized appreciation on investments was $890,701, consisting of $2,416,828 gross unrealized appreciation and $1,526,127 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Short-Intermediate Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Short-Intermediate Municipal Bond Fund (the sole series comprising Dreyfus Premier Short-Intermediate Municipal Bond Fund) as of March 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Short-Intermediate Municipal Bond Fund at March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 24, 2017

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended March 31, 2017 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2017 calendar year on Form 1099-DIV which will be mailed in early 2018. Also, the fund hereby reports $.0025 per share as a short-term capital gain distribution and $.0097 per share as a long-term capital gain distribution paid on December 29, 2016.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Gordon J. Davis (75)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 58

———————

Isabel P. Dunst (70)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 34

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (74)

Board Member (2009)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Roslyn M. Watson (67)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 62

———————

Benaree Pratt Wiley (70)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 86

———————

INTERESTED BOARD MEMBER

J. Charles Cardona (61)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 34

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his previous affiliation with The Dreyfus Corporation.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Whitney I. Gerard, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 156 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Short-Intermediate Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMBAX Class D: DSIBX Class I: DIMIX Class Y: DMYBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6219AR0317

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,452 in 2016 and $35,313 in 2017.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,430 in 2016 and $6,591 in 2017.  These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,202 in 2016 and $3,009 in 2017.These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $395 in 2016 and $577 in 2017.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2016 and $0 in 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,416,233 in 2016 and $19,359,584 in 2017.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 23, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 23, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)